Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2020	December 31, 2019
Cash at bank and on hand	$61,783	$112,572
Money market funds (a)	667,542	876,126
Other cash equivalents	394,296	663,287
	$1,123,621	$1,651,985

(a)	At December 31, 2020, no short-term liquid investments were placed with Rio Tinto (December 31, 2019 - $210.0 million) (refer to Note 22).